Cost of Sales	6 Months Ended
Jun. 30, 2025
Cost of Sales [Abstract]
Cost of sales
3.	Cost of sales

	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)
Cost of sales	2,399,583	348,153	2,408,874	568,674
Total	2,399,583	348,153	2,408,874	568,674

For the three months ended June 30, 2025 and 2024, the Company’s cost of sales amounted to €2.4 million and €0.3 million, respectively.

For the six months ended June 30, 2025 and 2024, the Company’s cost of sales amounted to €2.4 million and €0.6 million, respectively.

Cost of sales primarily includes write-downs of unfinished goods held in inventory that exceed expected sales quantities and are likely to expire before they can be sold.